Subsequent Events (Details) (USD $)	12 Months Ended	6 Months Ended	1 Months Ended	2 Months Ended
	Mar. 31, 2013	Sep. 30, 2014 item	Nov. 30, 2014 item	Nov. 30, 2014 item	Dec. 31, 2014
Subsequent events
Cash paid for water facilities	$ 14,000,000
Water Solutions Facility
Subsequent events
Number of water disposal facilities acquired		4
Cash paid for water facilities		82,900,000
Subsequent event | Sale of natural gas liquids terminals
Subsequent events
Loss on disposal					29,000,000
Loss on disposal allocated to property, plant and equipment					21,000,000
Loss on disposal allocated to goodwill					8,000,000
Subsequent event | Water Solutions Facility
Subsequent events
Number of water disposal facilities acquired			5	5
Cash paid for water facilities			$ 65,000,000	$ 52,200,000